Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) COMPANY	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(3)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return (2023 Peer Group)(5) ($)	Prior Peer Group Total Shareholder Return (2022)(6) ($)	Net Income ($ in thousands)	Company Selected Measure: Company EBITDA(7) ($ in thousands)
2023	7,676,740	22,125,998	2,351,205	5,114,584	466.08	200.45	428.06	483,656	756,697
2022(5)	6,277,015	7,115,922	2,133,251	2,349,538	225.54	132.74	214.36	857,117	1,257,564
2021	5,398,488	10,758,126	1,393,955	2,774,885	222.15	158.74	274.67	710,330	1,052,470
2020	5,033,970	7,581,576	1,741,787	2,496,593	137.01	127.17	135.97	247,623	435,555

(1)
Mr. Jorgensen was the CEO (PEO) for all four fiscal years.

(2)
The Non-PEO NEOs for whom the average compensation is presented in this table are for fiscal 2023, Messrs. Hibbs, Brown, and Strom, and Ms. Twedt; for fiscal 2022, Messrs. Hibbs, Brown, and Strom, and Ms. Twedt; for fiscal 2021, Messrs. Hibbs, Rancourt, Brown, and Strom, and Ms. Twedt; and for fiscal 2020, Messrs. Corrick, Rancourt, Brown, and Stokes, and Ms. Twedt.

(3)
The amounts shown in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO and the Non-PEO NEOs. These amounts reflect the “Total” column of the “Summary Compensation Table” for the applicable fiscal year with certain adjustments as described in footnote 4.

(4)
“Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns reflects the deductions and adjustments of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Deduction to Stock Awards” column are the amounts from the “Stock Awards” column below set forth in the “Summary Compensation Table”. Amounts in the “Deduction to Change in Pension Value” column reflect the change in pension value included in the “Change in Pension Value/Nonqualified Deferred Compensation Earnings” column reported in the “Summary Compensation Table”. Amounts in the “Adjustment to Pension Service Cost” column are based on the service cost for services rendered during the listed year.

(5)
The peer group used for this total shareholder return (TSR) calculation is comprised of the S&P 600 Building Products Index. This is the same peer group as reported in the Company’s Form 10-K for 2023. The peer group TSR is weighted according to the index’s stock market capitalization on December 31, 2019. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the index, respectively, and assumes dividends were reinvested in the Company’s stock. Historical stock performance is not necessarily indicative of future stock performance. Beginning in 2023, the Company transitioned to the S&P 600 Building Products Index as the peer group for the TSR calculation. This change in peer group was to better reflect the industry in which we compete, as the S&P 600 Building Products Index represents small capitalization building products industry performance.

(6)
The peer group used for this TSR calculation and used in the pay versus performance table in 2022 is comprised of the four companies listed in the table below. This is the same peer group as reported in the Company’s Form 10-K for 2020, 2021, and 2022. During 2021, Norbord Inc. was removed from the peer group upon being acquired by West Fraser Timber Co. Ltd. The peer group companies have remained otherwise unchanged during these three fiscal years. The peer group TSR is weighted according to the respective peer companies’ stock market capitalization on December 31, 2019. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the peers, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(7)
EBITDA is calculated as set forth on page 39 of the proxy statement.

Compensation Actually Paid

Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the Non-PEO NEOs set forth below.
Year	Summary Compensation Table Total for PEO ($)	Deduction to Change in Pension Value ($)	Deduction to Stock Awards ($)	Adjustment to Pension Service Cost ($)	Adjustment to Equity Values ($)	Compensation Actually Paid to PEO ($)
2023	7,676,740	—	(3,700,003)	—	18,149,261	22,125,998
2022	6,277,015	—	(2,799,958)	—	3,638,865	7,115,922
2021	5,398,488	—	(2,214,964)	—	7,574,602	10,758,126
2020	5,033,970	—	(2,214,994)	—	4,762,599	7,581,576
Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Deduction to Change in Pension Value ($)	Deduction to Stock Awards ($)	Adjustment to Pension Service Cost ($)	Adjustment to Equity Values ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,351,205	—	(817,435)	—	3,580,814	5,114,584
2022	2,133,251	—	(787,523)	—	1,003,810	2,349,538
2021	1,393,955	—	(411,332)	—	1,792,262	2,774,885
2020	1,741,787	(32,870)	(360,010)	—	1,147,686	2,496,593
Adjustment to Equity Values

The amounts in the Adjustment to Equity Values in the Compensation Actually Paid calculations are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Total — Adjustment to Equity Values for PEO
2023	11,039,971	7,041,428	67,862	18,149,261
2022	3,206,661	188,259	243,945	3,638,865
2021	4,847,159	2,643,843	83,600	7,574,602
2020	4,530,254	241,307	(8,962)	4,762,599
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Total — Adjustment to Equity Values for Non-PEO NEOs
2023	2,439,041	1,137,976	3,797	3,580,814
2022	901,914	31,869	70,027	1,003,810
2021	1,117,712	641,381	33,169	1,792,262
2020	736,315	433,665	(22,294)	1,147,686

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
Mr. Jorgensen was the CEO (PEO) for all four fiscal years.

(2)
The Non-PEO NEOs for whom the average compensation is presented in this table are for fiscal 2023, Messrs. Hibbs, Brown, and Strom, and Ms. Twedt; for fiscal 2022, Messrs. Hibbs, Brown, and Strom, and Ms. Twedt; for fiscal 2021, Messrs. Hibbs, Rancourt, Brown, and Strom, and Ms. Twedt; and for fiscal 2020, Messrs. Corrick, Rancourt, Brown, and Stokes, and Ms. Twedt.

Peer Group Issuers, Footnote
(5)
The peer group used for this total shareholder return (TSR) calculation is comprised of the S&P 600 Building Products Index. This is the same peer group as reported in the Company’s Form 10-K for 2023. The peer group TSR is weighted according to the index’s stock market capitalization on December 31, 2019. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the index, respectively, and assumes dividends were reinvested in the Company’s stock. Historical stock performance is not necessarily indicative of future stock performance. Beginning in 2023, the Company transitioned to the S&P 600 Building Products Index as the peer group for the TSR calculation. This change in peer group was to better reflect the industry in which we compete, as the S&P 600 Building Products Index represents small capitalization building products industry performance.

Changed Peer Group, Footnote
(6)
The peer group used for this TSR calculation and used in the pay versus performance table in 2022 is comprised of the four companies listed in the table below. This is the same peer group as reported in the Company’s Form 10-K for 2020, 2021, and 2022. During 2021, Norbord Inc. was removed from the peer group upon being acquired by West Fraser Timber Co. Ltd. The peer group companies have remained otherwise unchanged during these three fiscal years. The peer group TSR is weighted according to the respective peer companies’ stock market capitalization on December 31, 2019. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the peers, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 7,676,740	$ 6,277,015	$ 5,398,488	$ 5,033,970
PEO Actually Paid Compensation Amount	$ 22,125,998	7,115,922	10,758,126	7,581,576
Adjustment To PEO Compensation, Footnote
(3)
The amounts shown in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO and the Non-PEO NEOs. These amounts reflect the “Total” column of the “Summary Compensation Table” for the applicable fiscal year with certain adjustments as described in footnote 4.

(4)
“Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns reflects the deductions and adjustments of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Deduction to Stock Awards” column are the amounts from the “Stock Awards” column below set forth in the “Summary Compensation Table”. Amounts in the “Deduction to Change in Pension Value” column reflect the change in pension value included in the “Change in Pension Value/Nonqualified Deferred Compensation Earnings” column reported in the “Summary Compensation Table”. Amounts in the “Adjustment to Pension Service Cost” column are based on the service cost for services rendered during the listed year.
Compensation Actually Paid

Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the Non-PEO NEOs set forth below.
Year	Summary Compensation Table Total for PEO ($)	Deduction to Change in Pension Value ($)	Deduction to Stock Awards ($)	Adjustment to Pension Service Cost ($)	Adjustment to Equity Values ($)	Compensation Actually Paid to PEO ($)
2023	7,676,740	—	(3,700,003)	—	18,149,261	22,125,998
2022	6,277,015	—	(2,799,958)	—	3,638,865	7,115,922
2021	5,398,488	—	(2,214,964)	—	7,574,602	10,758,126
2020	5,033,970	—	(2,214,994)	—	4,762,599	7,581,576
Adjustment to Equity Values

The amounts in the Adjustment to Equity Values in the Compensation Actually Paid calculations are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Total — Adjustment to Equity Values for PEO
2023	11,039,971	7,041,428	67,862	18,149,261
2022	3,206,661	188,259	243,945	3,638,865
2021	4,847,159	2,643,843	83,600	7,574,602
2020	4,530,254	241,307	(8,962)	4,762,599

Non-PEO NEO Average Total Compensation Amount	$ 2,351,205	2,133,251	1,393,955	1,741,787
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,114,584	2,349,538	2,774,885	2,496,593
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The amounts shown in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO and the Non-PEO NEOs. These amounts reflect the “Total” column of the “Summary Compensation Table” for the applicable fiscal year with certain adjustments as described in footnote 4.

(4)
“Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns reflects the deductions and adjustments of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Deduction to Stock Awards” column are the amounts from the “Stock Awards” column below set forth in the “Summary Compensation Table”. Amounts in the “Deduction to Change in Pension Value” column reflect the change in pension value included in the “Change in Pension Value/Nonqualified Deferred Compensation Earnings” column reported in the “Summary Compensation Table”. Amounts in the “Adjustment to Pension Service Cost” column are based on the service cost for services rendered during the listed year.
Compensation Actually Paid

Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the Non-PEO NEOs set forth below.
Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Deduction to Change in Pension Value ($)	Deduction to Stock Awards ($)	Adjustment to Pension Service Cost ($)	Adjustment to Equity Values ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,351,205	—	(817,435)	—	3,580,814	5,114,584
2022	2,133,251	—	(787,523)	—	1,003,810	2,349,538
2021	1,393,955	—	(411,332)	—	1,792,262	2,774,885
2020	1,741,787	(32,870)	(360,010)	—	1,147,686	2,496,593
Adjustment to Equity Values

The amounts in the Adjustment to Equity Values in the Compensation Actually Paid calculations are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Total — Adjustment to Equity Values for Non-PEO NEOs
2023	2,439,041	1,137,976	3,797	3,580,814
2022	901,914	31,869	70,027	1,003,810
2021	1,117,712	641,381	33,169	1,792,262
2020	736,315	433,665	(22,294)	1,147,686

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The Company selected financial performance measure, Company EBITDA, is considered most important in linking Company performance for the most recently completed fiscal year to the compensation actually paid to the Company’s NEOs.
Company Selected Financial Performance Measures
● Company EBITDA	● BMD EBITDA
● Wood Products EBITDA	● ROIC
● BMD PRONWC	● Company Stock Price

Total Shareholder Return Amount	$ 466.08	225.54	222.15	137.01
Peer Group Total Shareholder Return Amount	200.45	132.74	158.74	127.17
Net Income (Loss)	$ 483,656,000	$ 857,117,000	$ 710,330,000	$ 247,623,000
Company Selected Measure Amount	756,697,000	1,257,564,000	1,052,470,000	435,555,000
PEO Name	Mr. Jorgensen
Additional 402(v) Disclosure

Prior Peer Group Total Shareholder Return Amount	$ 428.06	$ 214.36	$ 274.67	$ 135.97
Number of Peer Group Companies | COMPANY	4
Measure:: 1
Pay vs Performance Disclosure
Name	Company EBITDA
Non-GAAP Measure Description	(7) EBITDA is calculated as set forth on page 39 of the proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Wood Products EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	BMD PRONWC
Measure:: 4
Pay vs Performance Disclosure
Name	BMD EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	ROIC
Measure:: 6
Pay vs Performance Disclosure
Name	Company Stock Price
PEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,700,003)	(2,799,958)	(2,214,964)	(2,214,994)
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,149,261	3,638,865	7,574,602	4,762,599
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,039,971	3,206,661	4,847,159	4,530,254
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,041,428	188,259	2,643,843	241,307
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,862	243,945	83,600	(8,962)
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(32,870)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(817,435)	(787,523)	(411,332)	(360,010)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,580,814	1,003,810	1,792,262	1,147,686
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,439,041	901,914	1,117,712	736,315
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,137,976	31,869	641,381	433,665
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,797	$ 70,027	$ 33,169	$ (22,294)